Leases	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Leases

6. Leases

Right of use assets are included in the consolidated balance sheet are as follows:

	Three Months Ended March 31,
	2020	2019
Non-current assets
Right of use assets - operating leases, net of amortization	$722,879	$723,607
Right of use assets - finance leases, net of depreciation – included in plant and equipment	$38,864	$41,566

Lease costs consists of the following:

	Three Months Ended March 31,
	2020	2019
Finance lease cost:
Amortization of right-of-use assets	$3,110	$2,614
Interest expense on lease liabilities	320	322

Operating lease cost	61,046	51,406

Total lease cost	$64,476	$54,342

Other lease information:

	Three Months Ended March 31,
	2020	2019
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from finance leases	$(320)	$(322)
Operating cash flows from operating leases	(61,046)	(51,406)
Financing cash flows from finance leases	(3,344)	(2,801)

Right-of-use assets obtained in exchange for new finance leases	—	9,088
Right-of-use assets disposed of under operating leases prior to lease maturity	—	—
Right-of -use assets obtained in exchange for new operating leases	$—	$138,312

Weighted average remaining lease term – finance leases	3.53 years	3.97 years
Weighted average remaining lease term – operating leases	3.26 years	3.85 years

Weighted average discount rate – finance leases	3.54%	3.48%
Weighted average discount rate – operating leases	3.43%	3.47%

Maturity of Leases

Finance lease liability

The amount of future minimum lease payments under finance leases are as follows:

Amount

2020	$10,024
2021	10,225
2022	8,278
2023	6,583
2024	793
Total undiscounted minimum future lease payments	35,903
Imputed interest	(1,687)
Total finance lease liability	$34,216

Disclosed as:
Current portion	$9,176
Non-Current portion	25,040
$34,216

Operating lease liability

The amount of future minimum lease payments under operating leases are as follows:

	Amount

2020	$
2021		157,466
2022		212,783
2023		177,200
2024 and beyond		176,062
Total undiscounted minimum future lease payments		723,511
Imputed interest		(39,183)
Total operating lease liability		$684,328

Disclosed as:
Current portion		$145,523
Non-Current portion		538,805
		$684,328

6.	Leases

Adoption of ASC Topic 842, “Leases”

On January 1, 2019, the Company adopted Topic 842 using the modified retrospective method applied to leases that were in place as of January 1, 2019. Results for reporting periods beginning after January 1, 2019 are presented under Topic 842, while prior period amounts are not adjusted and continue to be reported in accordance with the Company’s historic accounting under Topic 840. The Company’s portfolio of leases contains both finance and operating leases that relate to real estate agreements, vehicles and office equipment agreements.

Practical Expedients and Elections

The Company elected the package of practical expedients permitted under the transition guidance, which allowed the Company to carryforward its historical lease classification, the Company’s assessment on whether a contract is or contains a lease, and its initial direct costs for any leases that exist prior to adoption of the new standard. The Company also elected to combine lease and non-lease components on the office equipment leases and elected the short-term lease recognition exemption for all leases that qualify.

Discount Rate

To determine the present value of minimum future lease payments for leases at January 1, 2019, the Company was required to use the rate implicit in the lease unless the rate is not determinable then a rate of interest that it would have to pay to borrow on a collateralized basis over a similar term an amount equal to the lease payments in a similar economic environment (the “incremental borrowing rate” or “IBR”).

Operating leases

Property and vehicle leases

The Company determined the rate implicit in the lease or an IBR where that rate was not determinable. The Company used country specific rates based on the country the assets are located in.

•	Property leases

The Company determined that rates ranging from 2.12% to 4.5% were a appropriate discount rates to apply to its real-estate operating leases.

The Company entered into new real estate operating leases during the current period and determined an appropriate discount rate to apply to its operating leases was 2.12%.

•	Vehicle leases

The Company determined that appropriate discount rates to apply to its vehicle operating leases ranged from 5.1% to 6.7%.

Finance leases

Computer and office equipment leases

The Company has financed several items of computer and office equipment through vendor financing. The discount rates for finance leases ranged from 2.5% to 4.2%.

Right of use assets

Upon adoption of ASC 842, effective January 1, 2019, the Company recorded a right of use asset for operating leases of $646,138.

Right of use assets are included in the consolidated balance sheet are as follows:

December 31, 2019

Non-Current assets
Right-of-use assets - operating leases, net of amortization	$792,078
Right-of-use assets – finance leases, net of amortization (included in plant and equipment)	$37,091

Lease costs consists of the following:

Year ended December 31, 2019

Finance lease cost:	$13,292
Amortization of right-of-use assets	11,890
Interest expense on lease liabilities	1,402

Operating lease cost	210,881

Total lease cost	$224,173

Other lease information:

Year ended December 31, 2019

Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from finance leases	$(1,252)
Operating cash flows from operating leases	(210,881)
Financing cash flows from finance leases	(11,371)

Right-of-use assets obtained in exchange for new finance leases	14,989
Right-of-use assets disposed of under operating leases prior to lease maturity	(81,263)
Right-of -use assets obtained in exchange for new operating leases	$442,281

Weighted average remaining lease term – finance leases	3.46 years
Weighted average remaining lease term – operating leases	3.74 years

Weighted average discount rate – finance leases	3.52%
Weighted average discount rate – operating leases	3.42%

Maturity of Leases

Finance lease liability

The amount of future minimum lease payments under finance leases are as follows:

Amount

2020	$13,611
2021	10,413
2022	8,431
2023	6,560
2024	802
Total undiscounted minimum future lease payments	39,967
Imputed interest	(2,466)
Total finance lease liability	$37,501

Disclosed as:
Current portion	$12,476
Non-Current portion	25,025
$37,501

Operating lease liability

The amount of future minimum lease payments under operating leases are as follows:

Amount

2020	$222,497
2021	214,693
2022	180,470
2023	150,570
2024 and beyond	28,741
Total undiscounted minimum future lease payments	796,971
Imputed interest	(47,358)

Total operating lease liability	$749,613

Disclosed as:
Current portion	$200,866
Non-Current portion	548,747
$749,613